Provisions - Summary of Reconciliation of Changes In Provision for Decommissioning Costs (Detail) - Provision for decommissioning, restoration and rehabilitation costs [member]
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of other provisions [line items]
Beginning balance	₨ 10,508		₨ 16,859	₨ 13,384
Arised during the year	804		2,429	586
Disposal of subsidiaries	(61)		(149)
Unwinding of discount on provisions	773		977	953
Adjustment during the year	(2,540)		(9,608)	1,936
Ending balance	₨ 9,484	$ 111	₨ 10,508	₨ 16,859